INCOME TAXES (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Deferred Tax Assets, Operating Loss Carryforwards, Domestic		$ 57,198,000
Deferred Tax Assets, Operating Loss Carryforwards, State and Local		46,533,000
Operating Loss Carryforwards, Expiration Dates		expire beginning in 2031 and 2025
Increases Of Operating Loss Carryforwards, Domestic and State	6,640,000
Federal Research And Development And Investment Tax Credits		1,956,000
State Research And Development And Investment Tax Credits		$ 905,000